Related party balances and transactions (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Due from discontinued operations		$ 17,632,181
Less: Allowance for expected credit losses		(17,632,181)
Due from discontinued operations, net